UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04375

Name of Fund: BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal
Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New
York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 40 East 52nd
Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York – 84.6%
Corporate — 10.3%
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	$ 1,000	$ 1,035,870
Essex County Industrial Development
Agency New York, RB, International
Paper Co. Project, Series A, AMT,
6.63%, 9/01/32	350	374,290
Jefferson County Industrial Development
Agency New York, Refunding RB, Solid
Waste, Series A, AMT, 5.20%,
12/01/20	250	251,578
New York City Industrial Development
Agency, RB, AMT:
1990 American Airlines Inc. Project,
5.40%, 7/01/20	3,500	2,935,345
American Airlines Inc., JFK
International Airport, 7.75%,
8/01/31 (a)	2,000	2,114,400
British Airways Plc Project, 5.25%,
12/01/32	1,000	802,090
Continental Airlines Inc. Project,
8.00%, 11/01/12	945	952,248
Continental Airlines Inc. Project,
Mandatory Put Bonds, 8.38%,
11/01/16	250	251,550
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT,
5.50%, 1/01/24 (a)	2,500	2,612,050
New York Liberty Development Corp.,
RB, Goldman Sachs Headquarters:
5.25%, 10/01/35	5,100	5,379,990
5.50%, 10/01/37	405	443,232
New York State Energy Research &
Development Authority, Refunding RB,
Central Hudson Gas, Series A
(AMBAC), 5.45%, 8/01/27	2,000	2,006,360
Suffolk County Industrial Development
Agency New York, RB, KeySpan, Port
Jefferson, AMT, 5.25%, 6/01/27	1,360	1,372,689

	Par
Municipal Bonds	(000)	Value
New York (continued)
Corporate (concluded)
Suffolk County Industrial Development
Agency New York, Refunding RB,
Ogden Martin System Huntington,
AMT (AMBAC), 6.25%, 10/01/12	$ 7,155	$ 7,775,195
		28,306,887
County/City/Special District/
School District — 17.2%
Amherst Development Corp., RB,
University at Buffalo Foundation
Faculty-Student Housing Corp.,
Series A (AGM), 4.63%, 10/01/40	555	564,790
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	200	218,062
City of New York New York, GO,
Sub-Series I-1, 5.38%, 4/01/36	2,650	2,926,528
Hudson Yards Infrastructure Corp., RB,
Series A:
5.00%, 2/15/47	6,250	6,227,812
(FGIC), 5.00%, 2/15/47	1,000	996,450
(NPFGC), 4.50%, 2/15/47	930	896,427
New York City Industrial Development
Agency, RB, PILOT:
CAB, Yankee Stadium (AGC), 6.02%,
3/01/42 (b)	5,000	900,800
CAB, Yankee Stadium (AGC), 6.45%,
3/01/43 (b)	2,000	337,980
Queens Baseball Stadium (AGC),
6.50%, 1/01/46	700	791,952
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/36	1,970	1,856,725
Queens Baseball Stadium (AMBAC),
5.00%, 1/01/39	2,850	2,665,947
New York City Transitional Finance
Authority, RB:
Fiscal 2008, Series S-1, 4.50%,
1/15/38	500	503,370
Fiscal 2009, Series S-1, 5.63%,
7/15/38	200	225,988
Fiscal 2009, Series S-3, 5.25%,
1/15/39	2,100	2,291,310
Series S-2 (NPFGC), 4.50%,
1/15/31	1,250	1,279,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	HFA	Housing Finance Agency
AGC	Assured Guaranty Corp.	IDRB	Industrial Development Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	LRB	Lease Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	M/F	Multi Family
AMT	Alternative Minimum Tax (subject to)	MRB	Mortgage Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	PILOT	Payment in Lieu of Taxes
CIFG	CDC IXIS Financial Guaranty	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.	SONYMA	State of New York Mortgage Agency
GO	General Obligation Bonds

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School
District (concluded)
New York Convention Center
Development Corp., RB, Hotel Unit
Fee Secured (AMBAC):
5.00%, 11/15/35	$ 4,450	$ 4,532,236
5.00%, 11/15/44	990	1,005,583
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project:
5.63%, 7/15/47	9,055	9,418,920
6.38%, 7/15/49	1,200	1,288,104
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A:
5.25%, 7/01/29	5	5,606
5.00%, 7/01/39	750	802,020
Niagara County Industrial Development
Agency, Refunding RB, Series A,
Mandatory Put Bonds, AMT, 5.45%,
11/15/26 (a)	3,975	4,108,123
North Country Development Authority,
Refunding RB (AGM), 6.00%, 5/15/15	760	840,788
Sachem Central School District of
Holbrook New York, GO, Series B
(NPFGC):
5.00%, 10/15/13	1,000	1,126,340
5.00%, 10/15/13	1,300	1,464,242
		47,275,603
Education — 13.0%
City of Troy New York, Refunding RB,
Rensselaer Polytechnic, Series A,
5.13%, 9/01/40	3,375	3,498,390
Hempstead Town Industrial
Development Agency, RB, Adelphi
University Civic Facility:
5.75%, 6/01/22	1,700	1,762,815
5.50%, 6/01/32	2,250	2,291,445
Madison County Industrial Development
Agency New York, RB, Commons II
LLC, Student Housing, Series A (CIFG),
5.00%, 6/01/33	400	404,544
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 4.75%, 3/01/26	1,000	1,030,610
New York City Industrial Development
Agency, RB:
Lycee Francais de New York Project,
Series A (ACA), 5.50%, 6/01/15	250	265,623
Lycee Francais de New York Project,
Series A (ACA), 5.38%, 6/01/23	195	200,975
Series C, 6.80%, 6/01/28	2,500	2,636,350
New York City Industrial Development
Agency, Refunding RB, Polytechnic
University Project (ACA), 5.25%,
11/01/37	750	736,140

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
New York State Dormitory Authority, RB :
5.83%, 7/01/39 (c)	$ 1,150	$ 1,001,903
Mount Sinai School of Medicine,
5.13%, 7/01/39	1,800	1,849,050
New York University, Series 1
(AMBAC), 5.50%, 7/01/40	1,000	1,236,010
Rochester Institute of Technology,
Series A, 6.00%, 7/01/33	1,000	1,125,030
Rochester University, Series A,
5.13%, 7/01/14 (d)	1,500	1,745,400
University of Rochester, Series A,
5.13%, 7/01/39	1,015	1,088,486
Vassar College, 5.00%, 7/01/49	825	880,382
New York State Dormitory Authority,
Refunding RB:
Brooklyn Law School, 5.75%,
7/01/33	475	523,854
Teachers College, 5.50%, 3/01/39	850	915,654
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/31	2,900	3,114,426
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.00%,
3/01/26	750	768,172
Trust for Cultural Resources, RB,
Series A:
Carnegie Hall, 4.75%, 12/01/39	1,550	1,597,678
Carnegie Hall, 5.00%, 12/01/39	1,325	1,391,621
Juilliard School, 5.00%, 1/01/39	1,050	1,140,037
Utica Industrial Development Agency
New York, RB:
Munson-Williams-Proctor Arts
Institute, 5.38%, 7/15/20	1,000	1,021,240
Munson-Williams-Proctor Arts
Institute, 5.40%, 7/15/30	1,210	1,232,010
Utica College Project, Series A,
5.75%, 8/01/28	1,430	1,334,719
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	1,000	1,069,570
		35,862,134
Health — 13.5%
Dutchess County Industrial
Development Agency New York, RB,
St. Francis Hospital, Series B, 7.25%,
3/01/19	900	923,265
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A:
5.88%, 2/01/18	1,265	1,265,936
6.00%, 2/01/28	375	375,116
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project:
5.00%, 12/01/27	500	443,585
5.00%, 12/01/32	1,080	927,191

2 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (continued)
Nassau County Industrial Development
Agency, Refunding RB, Special Needs
Facilities Pooled Program, Series F-1
(ACA), 4.90%, 7/01/21	$ 525	$ 453,994
New York City Industrial Development
Agency, RB:
A Very Special Place Inc. Project,
Series A, 6.13%, 1/01/13	275	275,110
A Very Special Place Inc. Project,
Series A, 7.00%, 1/01/33	1,600	1,594,400
PSCH Inc. Project, 6.38%, 7/01/33	2,555	2,323,875
Special Needs Facilities Pooled
Program, Series A-1, 6.50%,
7/01/17	1,000	998,310
Special Needs Facilities Pooled
Program, Series C-1, 6.50%,
7/01/17	2,540	2,535,707
New York City Industrial Development
Agency, Special Needs Facilities
Pooled Program, Refunding RB (ACA):
Series A-1, 4.38%, 7/01/20	1,000	842,000
Series A-1, 4.50%, 7/01/30	210	154,069
Series C-1, 5.10%, 7/01/31	525	413,296
New York State Dormitory Authority, RB:
Hudson Valley Hospital (BHAC),
5.00%, 8/15/36	750	799,762
NYU Hospital Center, Series B,
5.63%, 7/01/37	530	552,133
New York & Presbyterian Hospital
(AGM), 5.00%, 8/15/36	1,000	1,027,930
New York State Association for
Retarded Children, Inc., Series B
(AMBAC), 6.00%, 7/01/32	700	767,256
North Shore-Long Island Jewish
Health System, Series A, 5.50%,
5/01/37	1,675	1,760,241
North Shore-Long Island Jewish
Health System, Series A, 5.75%,
5/01/37	1,725	1,842,886
New York State Dormitory Authority,
Refunding RB:
Mount Sinai Hospital, Series A,
5.00%, 7/01/26	1,635	1,740,703
North Shore-Long Island Jewish
Health System, Series E, 5.50%,
5/01/33	1,000	1,051,610
Orange County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series G-1
(ACA), 4.90%, 7/01/21	845	730,714
Suffolk County Industrial Development
Agency New York, RB:
Huntington Hospital Project,
Series B, 5.88%, 11/01/32	2,000	2,026,660
Special Needs Facilities Pooled
Program, Series D-1, 6.50%,
7/01/17	135	134,772
Special Needs Facilities Pooled
Program, Series D-1 (ACA), 4.90%,
7/01/21	330	285,367

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Sullivan County Industrial Development
Agency New York, RB, Special Needs
Facilities Pooled Program, Series H-1
(ACA), 4.90%, 7/01/21	$ 330	$ 285,368
Tompkins County Industrial
Development Agency New York,
Refunding RB, Continuing Care
Retirement Community, Kendal at
Ithaca Project, Series A-2:
5.75%, 7/01/18	900	901,026
6.00%, 7/01/24	1,000	1,000,720
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A:
6.50%, 1/01/13 (d)	5,200	5,845,372
6.38%, 1/01/24	1,000	1,003,860
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series E-1 (ACA), 4.90%,
7/01/21	350	302,662
Yonkers Industrial Development Agency
New York, RB, Sacred Heart
Associations Project, Series A, AMT
(SONYMA), 5.00%, 10/01/37	1,640	1,666,322
		37,251,218
Housing — 7.1%
Monroe County Industrial Development
Agency, IDRB, Southview Towers
Project, AMT (SONYMA), 6.25%,
2/01/31	1,000	1,011,100
New York City Housing Development
Corp., RB:
The Animal Medical Center,
Series A, 5.50%, 12/01/33	2,485	2,487,038
Series A, AMT, 5.50%, 11/01/34	2,500	2,525,175
Series C, AMT, 5.05%, 11/01/36	1,220	1,223,745
New York Mortgage Agency, Refunding
RB, AMT:
Series 101, 5.40%, 4/01/32	2,275	2,287,331
Series 133, 4.95%, 10/01/21	395	406,435
Series 143, 4.90%, 10/01/37	1,835	1,826,834
New York State HFA, RB, AMT, Series A:
Division Street (SONYMA), 5.10%,
2/15/38	875	885,194
Highland Avenue Senior Apartments
(SONYMA), 5.00%, 2/15/39	2,000	1,921,120
Kensico Terrace Apartments
(SONYMA), 4.90%, 2/15/38	645	640,156
M/F Housing, Watergate II, 4.75%,
2/15/34	580	574,310
Yonkers Economic Development Corp.,
Refunding RB, Riverview II (Freddie
Mac), 4.50%, 5/01/25	3,000	3,082,260
Yonkers Industrial Development Agency
New York, RB, Monastery Manor
Associates LP Project, AMT (SONYMA),
5.25%, 4/01/37	585	591,067
		19,461,765

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010 3

Schedule of Investments(continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
State — 5.6%
New York Municipal Bond Bank Agency,
RB, Series C, 5.25%, 12/01/22	$ 1,000	$ 1,077,060
New York State Dormitory Authority,
LRB, Municipal Health Facilities,
Sub-Series 2-4, 4.75%, 1/15/30	2,100	2,159,808
New York State Dormitory Authority, RB,
Mental Health Services Facilities
Improvement, Series A (AGM), 5.00%,
2/15/22	1,000	1,118,700
New York State Dormitory Authority,
Refunding RB, Upstate Community
Colleges, Series B, 5.25%, 7/01/21	1,565	1,739,560
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/29	1,000	1,102,530
New York State Urban Development
Corp., Refunding RB:
Clarkson Center for Advance
Materials, 5.50%, 1/01/20	1,685	2,014,047
University Facilities Grants, 5.50%,
1/01/19	3,500	4,174,800
State of New York, GO, Series A, 5.00%,
2/15/39	1,950	2,083,224
		15,469,729
Tobacco — 2.3%
Chautauqua Tobacco Asset
Securitization Corp. New York, RB,
6.75%, 7/01/40	1,000	1,002,310
Nassau County Tobacco Settlement
Corp., Refunding RB, Asset-Backed,
Senior Series A-3, 5.00%, 6/01/35	2,000	1,687,460
New York Counties Tobacco Trust I, RB,
Tobacco Pass Thru, Series B:
6.50%, 6/01/35	750	746,265
6.63%, 6/01/42	490	489,971
Niagara County Tobacco Asset
Securitization Corp. New York, RB,
Asset-Backed, 6.25%, 5/15/40	1,000	954,620
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series A-1 (AMBAC), 5.25%, 6/01/20	1,455	1,579,184
		6,459,810
Transportation — 11.2%
Hudson Yards Infrastructure Corp., RB:
(AGC), 5.00%, 2/15/47	1,000	1,026,950
Series A (AGM), 5.00%, 2/15/47	500	513,475
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	1,760	2,105,734
Series A, 4.50%, 11/15/38	1,400	1,397,718
Series A, 5.63%, 11/15/39	500	552,980
Series B, 4.50%, 11/15/37	1,000	1,003,580
Onondaga County Industrial
Development Agency New York, RB,
AMT:
Senior, Air Cargo, 6.13%, 1/01/32	3,950	3,706,798
Subordinate, Air Cargo, 7.25%,
1/01/32	1,365	1,313,267

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey,
RB:
Consolidated, 116th Series, 4.13%,
9/15/32	$ 1,500	$ 1,517,025
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/10	5,250	5,275,042
Special Project, JFK International Air
Terminal, Series 6,AMT (NPFGC),
6.25%, 12/01/11	2,555	2,629,632
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/13	2,575	2,752,031
Special Project, JFK International Air
Terminal, Series 6, AMT (NPFGC),
6.25%, 12/01/14	2,620	2,826,404
Triborough Bridge & Tunnel Authority,
Refunding RB (NPFGC), 5.25%,
11/15/23	3,900	4,177,524
		30,798,160
Utilities — 4.4%
Long Island Power Authority, RB,
General, Series C (CIFG), 5.25%,
9/01/29	3,000	3,533,850
Long Island Power Authority, Refunding
RB, Series A:
5.50%, 4/01/24	1,250	1,429,525
5.75%, 4/01/39	300	336,561
General, 6.00%, 5/01/33	2,450	2,831,931
New York City Municipal Water Finance
Authority, RB:
Fiscal 2008, Series A, 5.00%,
6/15/38	1,570	1,666,225
Fiscal 2009, Series A, 5.75%,
6/15/40	500	575,765
Series D, 4.75%, 6/15/38	770	791,252
Series FF-2, 5.50%, 6/15/40	800	910,792
		12,075,901
Total Municipal Bonds in New York		232,961,207
Guam — 1.5%
State — 0.4%
Territory of Guam, GO, Series A, 7.00%,
11/15/39	970	1,080,357
Tobacco — 0.4%
Guam Economic Development &
Commerce Authority, Refunding RB,
Tobacco Settlement Asset-Backed,
5.63%, 6/01/47	1,075	985,818
Utilities — 0.7%
Guam Government Waterworks
Authority, Refunding RB, Water,
5.88%, 7/01/35	2,000	2,029,960
Total Municipal Bonds in Guam		4,096,135

4 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock New York Municipal Bond Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Puerto Rico – 7.8%
Corporate — 0.3%
Puerto Rico Industrial Medical &
Environmental Pollution Control
Facilities Financing Authority, RB,
Special Facilities, American Airlines,
Series A, 6.45%, 12/01/25	$ 1,000	$ 881,810
County/City/Special District/
School District — 0.8%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A (AGM), 5.00%,
8/01/40	1,000	1,048,600
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A (NPFGC),
5.76%, 8/01/41 (b)	7,500	1,235,400
		2,284,000
Education — 0.4%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project, Series A
(NPFGC), 5.00%, 7/01/33	1,000	1,000,430
Housing — 1.1%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%, 12/01/27	3,000	3,110,190
State — 2.0%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement:
Series A-4 (AGM), 5.25%, 7/01/30	725	784,073
Series C, 6.00%, 7/01/39	700	757,316
Puerto Rico Commonwealth
Infrastructure Financing Authority, RB,
CAB, Series A (b):
(AMBAC), 4.99%, 7/01/44	1,100	124,311
(FGIC), 4.77%, 7/01/42	7,470	972,519
Puerto Rico Public Buildings Authority,
RB, Government Facilities, Series I,
5.25%, 7/01/14 (d)	55	63,764
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	2,500	2,699,100
		5,401,083
Tobacco — 0.3%
Children's Trust Fund, Refunding RB,
Asset-Backed, 5.63%, 5/15/43	1,000	926,390
Transportation — 2.4%
Puerto Rico Highway & Transportation
Authority, RB, Series Y (AGM), 6.25%,
7/01/21	1,000	1,152,440
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series AA-1
(AGM), 4.95%, 7/01/26	5,000	5,382,250
		6,534,690
Utilities — 0.5%
Puerto Rico Aqueduct & Sewer Authority,
RB, Senior Lien, Series A, 6.00%,
7/01/38	500	540,770

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Utilities (concluded)
Puerto Rico Electric Power Authority,
Refunding RB, Series VV (NPFGC),
5.25%, 7/01/30	$ 745	$ 823,769
		1,364,539
Total Municipal Bonds in Puerto Rico		21,503,132
U.S. Virgin Islands — 1.7%
Corporate — 1.7%
United States Virgin Islands, Refunding
RB, Senior Secured, Hovensa Coker
Project, AMT, 6.50%, 7/01/21	4,500	4,585,545
Total Municipal Bonds – 95.6%		263,146,019
Municipal Bonds Transferred to Tender
Option Bond Trusts (e)
New York – 2.8%
County/City/Special District/School District — 1.3%
City of New York New York, GO, Series J,
5.00%, 5/15/23	1,800	1,977,930
New York State Dormitory Authority, RB,
State University Dormitory Facilities,
Series A, 5.25%, 7/01/29	1,350	1,513,742
		3,491,672
Housing — 0.00%
New York Mortgage Agency, Refunding RB,
Series 101, AMT, 5.40%, 4/01/32	48	48,283
Utilities — 1.5%
New York City Municipal Water Finance
Authority, Refunding RB, Series A,
4.75%, 6/15/30	4,000	4,225,360
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 2.8%		7,765,315
Total Long-Term Investments
(Cost – $257,075,259) – 98.4%		270,911,334
Short-Term Securities	Shares
BIF New York Municipal Money Fund
0.00% (f)(g)	1,540,818	1,540,818
Total Short-Term Securities
(Cost – $1,540,818) – 0.6%		1,540,818
Total Investments
(Cost – $258,616,077*) – 99.0%		272,452,152
Other Assets Less Liabilities – 2.3%		6,331,838
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (1.3)%		(3,603,996)
Net Assets – 100.0%		$ 275,179,994

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010 5

Schedule of Investments(concluded)

BlackRock New York Municipal Bond Fund

* The cost and unrealized appreciation (depreciation) of investments as of

September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 255,254,644
Gross unrealized appreciation	$ 16,235,889
Gross unrealized depreciation	$ (2,637,404)
Net unrealized appreciation	13,598,485

(a) Variable rate security. Rate shown is as of report date.
(b) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e) Securities represent bonds transferred to a tender option bond trust in exchange for which the
Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held at
	at June 30,	Net	September 30,
Affiliate	2010	Activity	2010	Income
BIF New York
Municipal Money
Fund	366,652	1,174,166	1,540,818	—
(g) Represents the current yield as of report date.

• For Fund Compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$ 270,911,334	—	$ 270,911,334
Short-Term Securities	$ 1,540,818	—	—	1,540,818
Total	$ 1,540,818	$ 270,911,334	—	$ 272,452,152
[1] See above Schedule of Investments for values in each sector.

6 BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

SEPTEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the 31940 Act3)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

By: /s/ John M. Perlowski

John M. Perlowski
Chief Executive Officer of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Bond Fund of BlackRock Multi-State Municipal Series
Trust

Date: November 22, 2010